Related Party Transactions (Details) - USD ($)		1 Months Ended			3 Months Ended	4 Months Ended
	Feb. 05, 2021	Feb. 19, 2021	Jan. 22, 2021	Aug. 26, 2020	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Founder shares transferred (in Shares)			30,000
Aggregate of founder shares transferred (in Shares)			90,000
Stock splits, description	the Company effected a 1:1½ stock split of the Class B common stock and on February 16, 2021, the Company effected a 1:11/6 stock split of the Class B common stock, resulting in the Sponsor holding an aggregate of 4,941,250 Founder Shares and there being an aggregate of 5,031,250 Founder Shares outstanding. The Sponsor agreed to forfeit up to 656,250 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters, so that the Founder Shares would represent 20.0% of the Company’s issued and outstanding shares of common stock after the Initial Public Offering (excluding the Private Placement Shares).			The forfeiture will be adjusted to the extent that the over-allotment option is not exercised in full by the underwriters so that the Founder Shares will represent 20.0% of the Company’s issued and outstanding shares of common stock after the Proposed Public Offering (excluding the Private Placement Shares).
Share price per share (in Dollars per share)					$ 10.00
Founder shares, description					(i) one year after the completion of the initial Business Combination and (ii) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the stockholders having the right to exchange their common stock for cash, securities or other property and the Sponsor agreed not to transfer, assign or sell any of its Private Placement Shares until 30 days after the completion of the initial Business Combination. Notwithstanding the foregoing, if the closing price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, the Founder Shares will be released from the lockup.	The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into shares of Class A common stock of the post-Business Combination entity at a price of $10.00 per share. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. To date, the Company had no borrowings under the Working Capital Loans.
Cover expenses related				$ 200,000
Borrowings		$ 200,000			$ 50,000	$ 200,000
Working capital loans					1,500,000
Interest to purchase of common stock amount						25,000,000
Office space					10,000
Administrative expenses					$ 10,000	$ 10,000
Business Acquisition [Member]
Related Party Transactions (Details) [Line Items]
Business Combination price per share (in Dollars per share)					$ 10.00
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Subject to forfeiture (in Shares)		656,250
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Sponsor paid				$ 25,000
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Issuance of ordinary shares (in Shares)				400,000
Number of shares issued (in Shares)		602,500
Share price per share (in Dollars per share)		$ 10.00				$ 10.00
Gross proceeds		$ 6,000,000
Aggregate shares value				$ 4,000,000
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Issuance of ordinary shares (in Shares)				430,000
Number of shares issued (in Shares)		2,625,000				11,500,000
Share price per share (in Dollars per share)				$ 10.00
Aggregate shares value				$ 4,300,000
Class B common stock [Member]
Related Party Transactions (Details) [Line Items]
Issuance of ordinary shares (in Shares)				2,875,000		375,000
Common stock par value (in Dollars per share)					0.0001	$ 0.0001
Stock splits, description	the Company effected a 1:1½ stock split of the Class B common stock and on February 16, 2021, the Company effected a 1:11/6 stock split of the Class B common stock, resulting in an aggregate of 5,031,250 shares of Class B common stock outstanding. Of the 5,031,250 shares of Class B common stock outstanding, up to 656,250 shares of Class B common stock were subject to forfeiture by the Sponsor to the Company for no consideration to the extent that the underwriter’s over-allotment option was not exercised in full or in part, so that the Founder Shares would represent 20% of the Company’s issued and outstanding common stock after the Initial Public Offering (excluding the Private Placement Shares). The underwriter exercised its over-allotment option in full on February 19, 2021; thus, these 656,250 shares of Class B common stock are no longer subject to forfeiture. Holders of record of Class A common stock and Class B common stock will vote together as a single class on all matters submitted to a vote of the stockholders, with each share of common stock entitling the holder to one vote except as required by law.
Class B common stock [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Issuance of ordinary shares (in Shares)				2,875,000
Common stock par value (in Dollars per share)				$ 0.0001
Class B common stock [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Issuance of ordinary shares (in Shares)				375,000
Common stock par value (in Dollars per share)				$ 0.0001
Class A common stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock par value (in Dollars per share)					$ 0.0001	$ 0.0001
Number of shares issued (in Shares)						10,000,000
Share price per share (in Dollars per share)						$ 12.00
Interest to purchase of common stock amount					$ 25,000,000
Class A common stock [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Number of shares issued (in Shares)						1,500,000